Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Notes Payable

7.     NOTES PAYABLE

Short Term Debt

The Company has a straight-line amortizing bank loan with a principal and interest payment of $2,220 per month. The loan originated on April 1, 2010 as a thirty-six month, 7.5 percent loan. As of September 30, 2011, a balance of approximately $36,000 was outstanding, approximately $25,000 of which is classified as current loan payable and approximately $11,000 as long-term loan payable.

Notes Payable – Past Due

At September 30, 2011, the Company was past due on two short term notes totaling approximately $353,000 of principal and accrued interest.

7. Notes Payable

On February 26, 2010, the Company held a special meeting of stockholders to approve an amendment to the Company’s certificate of incorporation to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock. As a result, all 242,576 outstanding shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock. Upon this reclassification, the approximately $9.1 million in outstanding 2007 Notes was automatically converted into 14.0 million shares of common stock.

Historical Details of the 2007 Convertible Notes

On March 12, 2007, the Company completed a restructuring of its then-existing indebtedness by entering into a loan agreement with existing and new creditors.  Pursuant to the loan agreement, the Company’s then-existing indebtedness was restructured and consolidated into the 2007 Notes.  The aggregate principal amount of the originally issued 2007 Notes was approximately $4.8 million and was due on March 1, 2010. The originally issued 2007 Notes were convertible into common stock at $0.65 per share, or 7,285,061 shares of common stock, and were issued with approximately 7.2 million warrants, exercisable immediately at $0.78 per share for the Company’s common stock. Additionally, accrued interest on the 2007 Notes was convertible into shares of the Company’s common stock, on the same terms. In addition, the Company issued 661,000 warrants at an exercise price of $0.78 to the placement agent and others in conjunction with the original issuance of the 2007 Notes, as well as a warrant to purchase 15,000 shares of common stock at $0.78, as part of interest expense to a non-converting bridge note holder.

Of the proceeds from the original issuance of the 2007 Notes, approximately $1.9 million was used to convert debt from the previous loans into 2007 Notes, and approximately $1.2 million was used to retire debt from the previous loans.

The issuance of the 2007 Notes and the warrants changed the conversion price of the Company’s series A convertible preferred stock from $1.50 to $0.65, the exercise price of certain of the Company’s warrants from $2.25 to $0.81 and the exercise price of certain of the Company’s warrants issued in August 2005 from $1.50 to $0.65 (see Note 3). The re-pricing of the series A convertible preferred stock and the associated warrants triggered a deemed dividend in 2007 of approximately $3.8 million in total.  The deemed dividend has no net effect on stockholders’ equity.

In March and April 2008, the Company issued four short-term unsecured promissory notes to its directors in the amounts of $10,000 each.  This financing was to provide working capital for the Company. The notes were non-interest bearing, matured sixty days from funding and were considered past due. However, on December 1, 2008 these notes were surrendered in exchange for new convertible notes, and on August 31, 2009, the Company converted all of those notes into 2007 Notes.

On April 10, 2008, the Company issued a new short-term unsecured promissory note to one of the Company’s stockholders, Dolores Maloof, in the amount of $400,000. The note matured on July 10, 2008, with an interest rate of 13%, and contained an obligation to issue a total of 400,000 warrants to purchase shares of the Company’s common stock at $0.65 per share.  Under the agreement governing the note, the note was past due; however, on December 1, 2008 the note was surrendered in exchange for a new note, and on August 31, 2009, the Company converted this note into a 2007 Note.

Between May 23 and July 7, 2008, the Company received a total of $625,000, as part of a new note purchase agreement, effective July 7, 2008. The notes carried 30% warrant coverage at $0.78. However, subsequent to the third quarter of 2008, these notes were surrendered in exchange for new convertible notes, and on August 31, 2009, the Company converted all of those notes into 2007 Notes.

On December 1, 2008, the Company entered into a note purchase agreement with 29 existing and new lenders pursuant to which the Company issued approximately $2.3 million in aggregate principal amount of 15% subordinated secured convertible notes due December 1, 2011 and warrants exercisable for 11,558,878 shares of the Company’s common stock.  Approximately $1.3 million of the proceeds from this agreement was used to convert existing debt into 2008 notes, including conversion of an unsecured note issued to Dolores Maloof on April 10, 2008 in the aggregate principal amount of $400,000, plus interest, as well as notes issued under the note purchase agreement, dated between May 23 and July 7, 2008, in aggregate principal amount of $625,000, plus interest, held by John E. Imhoff and eleven other designated investors. The remaining funds were used in product development, working capital and other corporate purposes. At December 31, 2009, one investor has a subscription agreement totaling $5,000 outstanding, relating to the December 1, 2008 financing. On August 31, 2009, the Company converted all of the outstanding 2008 notes into 2007 Notes.

 On April 13, 2009, the Company issued a 15% note to John E. Imhoff in the amount of $565,660 to replace the notes purchased by Dr. Imhoff that were previously issued to other investors, in the amounts of $154,403, $102,470, $158,787 and $150,000, under the same terms and conditions. In connection with Dr. Imhoff’s re-purchase of those notes, warrants to purchase 2,464,360 shares of common stock, previously issued to the selling investors, were canceled and a new warrant was issued to Dr. Imhoff.  Thereafter, three of the four selling investors kept warrants to purchase 150,000, 102,400 and 150,000 shares of common stock, respectively, under the same terms and conditions. On August 31, 2009, the Company converted Dr. Imhoff’s note into a 2007 Note.

On April 15, 2009, the Company issued a 17% unsecured note to John E. Imhoff in the amount of $35,000 to replace the notes purchased by Dr. Imhoff that were previously issued to Dolores Maloof on April 3, 2009 and William Zachary on March 26, 2009, in the amounts of $25,000 and $10,000, respectively, under the same terms and conditions. On August 31, 2009, the Company converted this note into a 2007 Note.

Additionally, the Company issued 17% unsecured notes to the following related parties on the dates indicated (see Note 8):

Noteholder	Original Loan Amount	Original Loan Date(s)	Original Loan Maturity Date	Loan Status
Ronald W. Hart	$10,000	04/10/09	10/09/09	Converted to 2007 Note
Dolores Maloof	$25,000	04/17/09	05/27/09	Converted to 2007 Note
Ronald W. Hart	$6,000	04/23/09	10/22/09	Converted to 2007 Note
John E. Imhoff	$65,000	07/07/09	01/06/10	Converted to 2007 Note

On June 19, 2009, the Company issued a 15% unsecured note in the amount of $10,000 to a new investor. On August 31, 2009, the Company converted this note and all of the outstanding notes described in the table above into 2007 Notes.

On August 31, 2009, giving effect to all of the conversions to 2007 Notes described above, the Company issued an aggregate of $3.6 million in 2007 Notes in exchange for the extinguishment of an equal amount of debt represented by the exchanged notes.  Prior to the August 31, 2009 conversions, there were approximately $4.6 million in aggregate principal amount of 2007 Notes, for which accrued interest as of August 31, 2009 was approximately $1.6 million. The Company recorded a loss from the conversion of Notes of approximately $782,000 in its statements of operations for the year then ended.

In October of 2009, the loan agreement governing the 2007 Notes was further amended to provide for automatic conversion of the 2007 Notes into a number of shares of common stock equal to the outstanding amounts being so converted divided by the then-current conversion price of $0.65, to be triggered upon a reclassification of the series A convertible preferred stock into common stock and warrants to purchase shares of common stock.

On February 26, 2010, the Company held a special meeting of stockholders to approve an amendment to the Company’s certificate of incorporation to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock. As a result, all 242,576 outstanding shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock. Upon this reclassification, the $9.1 million in outstanding 2007 Notes was automatically converted into 14.0 million shares of common stock.

Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,333 per month. At December 31, 2010, a balance of approximately $56,000 was outstanding, approximately $25,000 of which is classified as current loan payable and approximately $31,000 as long term loan payable.

Notes Payable – Past Due

At December 31, 2010, the Company was past due on four short term notes totaling approximately $614,000 of principal and accrued interest. On February 7, 2011, the Company was successful in re-negotiating two of the four remaining past due Notes (see Note 11).